Consolidated and Combined Carve-Out Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 36.3	$ 54.5
Restricted cash	2.2	8.0
Trade accounts receivable	9.7	9.8
Affiliates	23.6	22.8
Other receivables and current assets	21.9	15.8
Prepaid expenses	1.7	3.2
Deferred tax assets	0.9	2.6
Derivative assets	7.7
Total current assets	104.0	116.7
Long-term assets
Long-term receivables	1.2	14.0
Long-term prepaid expenses	22.7	23.8
Deferred tax assets	32.8	40.8
Property, plant and equipment	1,276.8	1,283.4
Intangible assets, net	40.2	46.2
Goodwill	119.6	131.4
Derivative assets	15.2
Deferred debt issuance costs	0.5	2.2
Total long-term assets	1,509.0	1,541.8
Total assets	1,613.0	1,658.5
Current liabilities
Trade accounts payable	16.5	22.7
Affiliates	4.4	44.8
Current instalments of long-term debt		25.1
Derivative liabilities	5.6	3.6
Other liabilities and accrued expenses	31.4	26.6
Total current liabilities	57.9	122.8
Long-term liabilities
Long-term debt, excluding current instalments	573.7	175.6
Derivative liabilities	8.4	3.5
Long-term debt, affiliates	56.1	611.8
Postretirement benefit and post-employment obligation	11.8	12.4
Environmental provisions	23.0	30.1
Deferred tax liabilities	33.0	46.0
Other long-term liabilities	13.9	10.6
Total long-term liabilities	719.9	890.0
Total liabilities	777.8	1,012.8
Commitments and Contingencies
Equity
Parents' equity		594.8
Partners' capital
Common unitholders 20,125,000 units issued and outstanding at December 31, 2014 (2013 0)	141.7
Subordinated unitholders 20,125,000 units issued and outstanding at December 31, 2014 (2013 0)	141.7
General partner unitholders 821,429 units issued and outstanding at December 31, 2014 (2013 0)	5.7
Total partners' capital	289.1
Accumulated Other Comprehensive Income	(6.0)
Total equity before non-controlling interests	283.1
Non-controlling interests	552.1	50.9
Total equity	835.2	645.7
Total liabilities and equity	$ 1,613.0	$ 1,658.5